Q U A N T F U N D S

May 5, 2008

VIA ELECTRONIC TRANSMISSION

Office of Registration

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

RE:	Quantitative Group of Funds d/b/a the Quant Funds (the “Trust”)

Quant Foreign Value Small Cap Fund (the “Fund”)

CIK No. 0000722885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the prospectus and statement of additional information do not differ from those contained in Post-Effective Amendment No. 38 to the fund’s registration statement on Form N-1A filed electronically (Accession 0000722885-08-000019) on April 30, 2008.

Comments or questions concerning this certification may be directed to me at 781-676-5948.

Sincerely,

Quantitative Group of Funds

By:	/s/ Sandra I. Madden
Sandra I. Madden
Clerk

cc:	Mark Goshko, Esq.

55 Old Bedford Road, Lincoln, MA 01773 ¦ 800-331-1244 ¦ fax 781-259-1166 ¦ www.quantfunds.com

Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC